Note 5 - Investments (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of the available-for-sale movements [text block]
	December 31,	December 31,
	2020	2019
Equity securities, beginning of year	$1,408	$1,742
Disposition of equity securities at fair value	(3,950)	-
Unrealized gain (loss) for the year	14,493	(334)
Equity securities, end of year	$11,951	$1,408